Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Nature of Operations [Abstract]
Schedule of Consolidated VIE and Subsidiaries

The Company includes the following subsidiaries and the consolidated VIE and the subsidiaries of the VIE in the consolidated financial statements as if the current corporate structure (“restructuring” or “reorganization”) had been in existence throughout the periods presented (see “Reorganization under common control through VIE structure” below):

Name	Date of Organization	Place of Organization
Subsidiaries
Hongli Hong Kong Limited (“Hongli HK”)	March 5, 2021	Hong Kong SAR
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”)	April 8, 2021	People’s Republic of China (“PRC”)
VIE and Its Subsidiaries
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”)	September 13, 1999	PRC
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) (1)	May 23, 2019	PRC
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) (2)	September 18, 2020	PRC
Beijing Haozhen Heavy Industry Technology Company Limited (“Haozhen Beijing”) (3)	February 4, 2021	PRC

(1)	Wholly owned subsidiary of Hongli Shandong

(2)	Haozhen Shandong was jointly established by Hongli Shandong and Sungda Tech Co., Ltd., with Sungda Tech holding a 30 % ownership interest in Haozhen Shandong. As of December 31, 2024, Haozhen Shangdong had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2024, 2023, and 2022.

(3)	Haozhen Beijing was jointly established by Hongli Shandong and an individual, who holding a 3 % ownership interest in Haozhen Beijing. As of December 31, 2024, Haozhen Beijing had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2024, 2023, and 2022.

Schedule of Consolidated Financial Information of the VIE and VIE’s Subsidiaries

The following information of the VIE and VIE’s subsidiaries as a whole as of December 31, 2024 and 2023 were included in the accompanying consolidated financial statements of the Company. Transactions between VIE and VIE’s subsidiaries are eliminated in the financial information presented below:

	December 31,	December 31,
	2024	2023
Assets
Current assets:
Cash and cash equivalents	$857,212	$694,439
Restricted cash	15,070	39,983
Accounts receivable	5,809,374	6,013,536
Notes receivable	522,331	236,654
Inventories, net	2,674,001	2,349,705
Due from parent company	940,130	966,533
Due from a related party	-	342,053
Prepaid expense and other current assets	2,004,889	1,059,275
Total current assets	12,823,007	11,702,178
Non-current assets
Property, plant and equipment, net	10,385,742	10,752,745
Prepayment for purchase of Yingxuan Assets	5,339,093	5,207,346
Intangible assets, net	4,432,403	4,659,569
Finance lease right-of-use assets, net	-	681,845
Deferred tax assets	40,773	10,273
Total Assets	$33,021,018	$33,013,956

Liabilities
Current liabilities
Short-term loans	$6,079,252	$5,726,841
Accounts payable	1,380,202	1,379,161
Due to related parties	32,866	-
Income tax payable	34,428	33,778
Finance lease obligation, current	-	45,300
Accrued expenses and other payables	638,610	477,987
Total current liabilities	8,165,358	7,663,067
Long-term loans	3,305,209	3,338,075
Long-term loans - related party	7,895,020	8,122,384
Total Liabilities	$19,365,587	$19,123,526

Net Assets	$13,655,431	$13,890,430

Schedule of Consolidated Operating Information of the VIE and VIE’s Subsidiaries
	2024	2023	2022
Revenue, net	$14,105,620	$15,997,954	$20,283,245
Gross profit	$4,519,747	$5,245,840	$7,008,493
Income from operations	$606,308	$1,101,095	$2,921,322
Net income	$146,528	$780,491	$2,932,363